Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers	Revenue from Contracts with Customers
Disaggregation of Revenue
We disaggregate revenue by service type and by platform as follows (in thousands):

Service Type	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Transaction revenue(a)	$3,440,976	$726,796	$1,541
Subscription and service revenue	80	192	204
Total revenue	$3,441,056	$726,988	$1,745
(a)Amounts are net of rebates and incentive payments of $0.1 million, $0.1 million and $0.6 million for the years ended December 31, 2024, December 31, 2023, and December 31, 2022 respectively. Included in these amounts are amounts earned from related parties of $0.3 million for the year ended December 31, 2024, and less than $0.3 million in aggregate for both years ended December 31, 2023 and December 31, 2022, respectively.

Platform	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Crypto services(b)	3,441,056	726,988	1,745
Total revenue	$3,441,056	$726,988	$1,745
(b)Amounts are net of rebates and incentive payments of $0.1 million and $0.1 million and $0.6 million for the years ended December 31, 2024, December 31, 2023, and December 31, 2022, respectively. Included in these amounts are amounts earned from related parties of less than $0.3 million for each of the years ended December 31, 2024, December 31, 2023, and December 31, 2022.
We have one reportable segment. See Note 2 for additional information.
Refer to Note 20, Segment Reporting for additional information on geographic revenue and customer concentration.
Remaining Performance Obligations
As of December 31, 2024 and December 31, 2023, no amount of transaction price was allocated to remaining performance obligations.
Contract Costs
For the years ended December 31, 2024, December 31, 2023, and December 31, 2022, we did not incur any incremental costs to obtain and/or fulfill contracts with customers, respectively.